1070081

FORM D

SEC MAIL RECEIVED PROCESSING S[redacted] 185 WASH. D.C. SECTION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

SEC MAIL PROCESSING RECEIVED SEP 28 2007 WASH. D.C. 185 SECTION

Name of Offering (□ check if this is an amendment and name has changed, and indicate change.)

Series F-2 Convertible Preferred Stock

Filing Under (Check box(es) that apply): □ Rule 504 □ Rule 505 ■ Rule 506 □ Section 4(6) □ ULOE

Type of Filing: ■ New Filing □ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

PROCESSED
OCT 03 2007
THOMSON FINANCIAL

Name of Issuer (□ check if this is an amendment and name has changed, and indicate change.)

PTC Therapeutics, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
100 Corporate Court, South Plainfield, NJ 07080-2449	**000**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business:

Biopharmaceutical company focused on the discovery, development, and commercialization of small-molecule drugs targeting post-transcriptional control mechanisms.

Type of Business Organization

■ corporation □ limited partnership, already formed □ other (pleas[redacted]

□ business trust □ limited partnership, to be formed

07079096

	Month	Year		
Actual or Estimated Date of Incorporation or Organization	03	98	■ Actual	□ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) **DE**

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Peltz, Stuart W.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Ju, William D.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Miller, Langdon L.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Boulding, Mark E.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Baird, III, William

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Jacobson, Allan S.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Schmertzler, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Credit Suisse First Boston, 11 Madison Avenue, New York, NY 10010

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Southwell, David P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o PTC Therapeutics, Inc., 100 Corporate Court, South Plainfield, NJ 07080-2449

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Goldfischer, Carl

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Bay City Capital Fund III, L.P., 750 Battery Street, San Francisco, CA 94111

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Carlsen, Søren

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Novo A/S, Krogshoejvej 41, DK 2880, Bagsvaerd, Denmark

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Berger, Harvey

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Ariad Pharmaceuticals, Inc., 26 Landsdowne Street, Cambridge, MA 02139

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Kranda, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Vulcan Ventures Inc., 505 Fifth Ave. S., #900, Seattle, WA 98104

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ■ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Bolte, Axel

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o HBM Partners AG, Limmatquai 122, 8001 Zürich, Switzerland

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Credit Suisse First Boston Equity Partners L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Credit Suisse First Boston, 11 Madison Avenue, New York, NY 10010

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Vulcan Capital Venture Capital I LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

505 Fifth Avenue South, #900, Seattle, WA 98104

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Vulcan Ventures Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

505 Fifth Avenue South, #900, Seattle, WA 98104

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

HBM BioVentures (Cayman) Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 30852 SMB, Eucalyptus Bldg., Crewe Road, Grand Cayman, Cayman Islands

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Healthcap 1999 KB

Business or Residence Address (Number and Street, City, State, Zip Code)

Strandvägen 5 B, 114 51 Stockholm, Sweden

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Amgen SF LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

Attn: Jay Hagan, One Amgen Center Drive, MS27-4-A, Thousand Oaks, CA 91320-1799

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Stronghold Capital Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)

Clarendon House, Hamilton HM12m Bermuda, Attn: Peter Svennilson

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Swanson Family Fund, Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)

Attn: Judy Swanson, 330 Primrose Road, Suite 404, Burlingame, CA 94010

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

The Bay City Capital Fund III, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

750 Battery Street, San Francisco, CA 94111

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Delphi Ventures V, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

3000 Sand Hill Road, Building 1, Suite 135, Menlo Park, CA 94025

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Pictet Funds (LUX)

Business or Residence Address (Number and Street, City, State, Zip Code)

Pictet & Cie, Banquiers, 29, boulevard Georges-Favon, CH-1204, Geneve, Switzerland

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Coller Partners 403, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

c/o Nicole Moss, Weil Gotshal & Manges, LLP, 100 Federal Street, 34th Floor, Boston, MA 02110

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Celgene International Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

86 Morris Avenue, Summit, NJ 07901

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

CV Therapeutics, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

3172 Porter Drive, Palo Alto, CA 94304

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Pfizer International LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

235 East 42nd Street, New York, NY 10017

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ n/a	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	■	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
None.

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$ 24,800,000	$ 24,248,048
☐ Common ■ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify ____________)	$	$
Total	$ 24,800,000	$ 24,248,048

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$ 24,248,048
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	■	$ 20,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	■	$ 20,000

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 24,780,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☐	$	☐	$
Purchase, rental or leasing and installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	■	$ 4,248,048	☐	$
Working capital	☐	$	■	$ 20,531,952
Other (specify):	☐	$	☐	$
	☐	$	☐	$
Column Totals	■	$ 4,248,048	■	$ 20,531,952
Total Payments Listed (column totals added)		■ $ 24,780,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
PTC Therapeutics, Inc.	[signature]	September 24, 2007
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Stuart W. Peltz	President and Chief Executive Officer	

END

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)